Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 391,310	$ 59,971	¥ 516,607
Total current assets	1,007,206	154,360	940,810
Total assets	1,036,376	158,831	991,426
Current liabilities:
Refund from depository bank – current	2,060
Non-current liabilities:
Refund from depository bank – non-current	8,020
Total liabilities	603,818	92,539	298,631
Shareholders' equity:
Ordinary shares (US$0.00000005 par value; 1,000,000,000,000 shares authorized, 2,372,222,222 shares issued, 2,350,123,270 and 2,328,326,132 shares outstanding as of December 31, 2019 and 2020, respectively)	1		1
Subscriptions receivable from shareholders	(1)		(1)
Treasury stocks (US$0.00000005 par value; 22,098,952 and 43,896,090 shares as of December 31, 2019 and 2020, respectively)	23,915	3,665
Additional paid-in capital	1,634,619	250,516	1,631,609
Statutory reserves	97,307	14,913	97,307
Accumulated other comprehensive loss	(79,780)	(12,227)	(55,542)
Accumulated deficit	(1,195,673)	(183,245)	(980,579)
Total shareholders' equity	432,558	66,292	692,795	¥ 240,978	¥ 857,241
Total liabilities and shareholders' equity	1,036,376	158,831	991,426
Parent Company
Current assets:
Cash and cash equivalents	147	23	14
Receivables from subsidiaries	442,491	67,814	692,781
Total current assets	442,638	67,837	692,795
Total assets	442,638	67,837	692,795
Current liabilities:
Refund from depository bank – current	2,060	316
Non-current liabilities:
Refund from depository bank – non-current	8,020	1,229
Total liabilities	10,080	1,545
Shareholders' equity:
Ordinary shares (US$0.00000005 par value; 1,000,000,000,000 shares authorized, 2,372,222,222 shares issued, 2,350,123,270 and 2,328,326,132 shares outstanding as of December 31, 2019 and 2020, respectively)	1		1
Subscriptions receivable from shareholders	(1)		(1)
Treasury stocks (US$0.00000005 par value; 22,098,952 and 43,896,090 shares as of December 31, 2019 and 2020, respectively)	(23,915)	(3,665)
Additional paid-in capital	1,634,619	250,516	1,631,609
Statutory reserves	97,307	14,913	97,307
Accumulated other comprehensive loss	(79,780)	(12,227)	(55,542)
Accumulated deficit	(1,195,673)	(183,245)	(980,579)
Total shareholders' equity	432,558	66,292	692,795
Total liabilities and shareholders' equity	¥ 442,638	$ 67,837	¥ 692,795